JPMorgan U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital Shares [Member] | Capital
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	3.16%	2.10%